Average Annual Total Returns{- FundsManager 50% Portfolio} - 02.28 VIP FundsManager 50% Portfolio Investor Solo PRO-13 - FundsManager 50% Portfolio	VIP FundsManager 50% Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP FundsManager 50% Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP FundsManager 50% Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0901 Past 1 year	F0901 Past 5 years	F0901 Past 10 years
Total	10.02%	9.91%	8.33%	28.71%	18.47%	16.55%	9.63%	9.45%	8.26%